Cover	May 08, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2024
Entity File Number	000-29959
Entity Registrant Name	Cassava Sciences, Inc.
Entity Central Index Key	0001069530
Entity Tax Identification Number	91-1911336
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6801 N Capital of Texas Highway
Entity Address, Address Line Two	Building 1; Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78731
City Area Code	(512)
Local Phone Number	501-2444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SAVA
Security Exchange Name	NASDAQ
Warrants, exercisable for shares of Common Stock
Title of 12(b) Security	Warrants, exercisable for shares of Common Stock
Trading Symbol	SAVAW
Security Exchange Name	NASDAQ